Capital Structure - Q2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Oct. 02, 2012	Dec. 31, 2011	Jul. 31, 2013 2013 Agreements Celgene [Member]	Jun. 30, 2013 2013 Agreements Celgene [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for five years [Member] 2013 Agreements Celgene [Member]	Jun. 30, 2013 Warrants issued pursuant to Celgene agreement for ten years [Member] 2013 Agreements Celgene [Member]	Dec. 31, 2012 March 2011 Equity Financing [Member]	Jun. 30, 2013 March 2011 Equity Financing [Member] Minimum [Member]	Dec. 31, 2012 March 2011 Equity Financing [Member] Minimum [Member]	Jun. 30, 2013 March 2011 Equity Financing [Member] Maximum [Member]	Dec. 31, 2012 March 2011 Equity Financing [Member] Maximum [Member]
Capital Structure [Abstract]
Common stock, shares authorized (in shares)	750,000,000	750,000,000		750,000,000
Common stock, voting rights	Each holder of common stock is entitled to one vote for each share held.	Each holder of common stock is entitled to one vote for each share held
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)										1.50%	1.50%	6.00%	6.00%
Percentage of purchase price entity is obligated to pay investors upon failure to satisfy current public information requirements (in hundredths)												12.00%	12.00%
Proceeds from collaboration and option agreement					$ 15,000
Warrant term							5 years	10 years
Number of shares covered by warrants (in shares)	187,718,221	80,250,702	51,100,000	1,064,616			7,425,743	14,851,485	1,046,102
Option to acquire the rights of esophagus program (in hundredths)						125.00%
Warrant liability, fair value						3,400
Proceeds attributable to the collaboration credited to additional paid-in capital	11,322					11,600
Receivables related to Celgene and financing transactions	$ 20,626	$ 0				$ 15,000